INTEREST EXPENSE, NET	9 Months Ended
Sep. 30, 2020
INTEREST EXPENSE, NET
INTEREST EXPENSE, NET

4.    INTEREST EXPENSE, NET

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Interest expense	513,492,358	581,367,937
Less: Interest capitalization	(33,129,477)	(20,682,443)
Less: Interest income	(173,132,252)	(216,612,495)
Amortisation of bond issuance costs	525,000	—
Total	307,755,629	344,072,999